Long-term Debt - Additional Information (Detail) - EUR (€) € in Millions				12 Months Ended
	Nov. 30, 2016	Jul. 07, 2016	Sep. 19, 2013	Dec. 31, 2018
3.375 Percent Senior Notes Due 2023 [Member]
Debt Instrument [Line Items]
Principal amount			€ 750
Interest rate on principal amount			3.375%
Redemption price of notes				100.00%
Due date of redemption Eurobond				Sep. 19, 2023
Debt Instrument, Issuance Date			Sep. 19, 2013
1.375 Percent Senior Notes Due 2026 [Member] [Domain]
Debt Instrument [Line Items]
Principal amount		€ 1,000
Interest rate on principal amount		1.375%
Redemption price of notes				100.00%
Due date of redemption Eurobond				Jul. 07, 2026
Debt Instrument, Issuance Date		Jul. 07, 2016
One Point Six Two Five Percent Senior Notes Due Two Thousand Twenty Seven [Member] [Domain] [Domain]
Debt Instrument [Line Items]
Principal amount	€ 750
Interest rate on principal amount	1.625%
Redemption price of notes				100.00%
Due date of redemption Eurobond				May 28, 2027
Debt Instrument, Issuance Date	Nov. 30, 2016
0.625 Percent Senior Notes Due 2022 [Member] [Domain]
Debt Instrument [Line Items]
Principal amount		€ 500
Interest rate on principal amount		0.625%
Redemption price of notes				100.00%
Due date of redemption Eurobond				Jul. 07, 2022
Debt Instrument, Issuance Date		Jul. 07, 2016